Distribution Date:	02/18/26	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C31
Determination Date:	02/11/26
Next Distribution Date:	03/17/26
Record Date:	01/30/26	Commercial Mortgage Pass-Through Certificates
Series 2016-C31

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Banc of America Merrill Lynch Commercial Mortgage Inc.
Certificate Factor Detail	3		Leland F. Bunch, III	(646) 855-3953
Certificate Interest Reconciliation Detail	4		Bank of America Tower, One Bryant Park | New York, NY 10036 | United States
		Master Servicer	Trimont LLC
Additional Information	5
			Attention: CMBS Servicing		commercial.servicing@trimont.com
Bond / Collateral Reconciliation - Cash Flows	6
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	8-12		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	13-14		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	17
			David Rodgers	(212) 230-9025
Historical Detail	18		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61766RAU0	1.511000%	50,100,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61766RAV8	2.505000%	27,600,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	61766RAW6	2.952000%	69,700,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	61766RAX4	2.731000%	17,811,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	61766RAY2	2.840000%	210,000,000.00	176,269,184.93	1,391,097.02	417,170.40	0.00	0.00	1,808,267.42	174,878,087.91	37.47%	30.00%
A-5	61766RAZ9	3.102000%	292,019,000.00	292,019,000.00	0.00	754,869.11	0.00	0.00	754,869.11	292,019,000.00	37.47%	30.00%
A-S	61766RBC9	3.527000%	65,531,000.00	65,531,000.00	0.00	192,606.53	0.00	0.00	192,606.53	65,531,000.00	28.69%	23.13%
B	61766RBD7	3.880000%	45,277,000.00	45,277,000.00	0.00	146,395.63	0.00	0.00	146,395.63	45,277,000.00	22.63%	18.38%
C	61766RBE5	4.243894%	44,085,000.00	44,085,000.00	0.00	155,910.05	0.00	0.00	155,910.05	44,085,000.00	16.72%	13.75%
D	61766RAJ5	3.000000%	52,425,000.00	52,425,000.00	0.00	131,062.50	0.00	0.00	131,062.50	52,425,000.00	9.70%	8.25%
E	61766RAL0	2.850000%	25,021,000.00	25,021,000.00	0.00	59,424.88	0.00	0.00	59,424.88	25,021,000.00	6.35%	5.63%
F	61766RAN6	2.850000%	10,723,000.00	10,723,000.00	0.00	25,467.13	0.00	0.00	25,467.13	10,723,000.00	4.92%	4.50%
G*	61766RAQ9	2.850000%	42,894,169.00	36,700,470.82	0.00	15,219.70	0.00	0.00	15,219.70	36,700,470.82	0.00%	0.00%
R	61766RAS5	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			953,186,169.01	748,050,655.75	1,391,097.02	1,898,125.93	0.00	0.00	3,289,222.95	746,659,558.73

X-A	61766RBA3	1.240514%	667,230,000.00	468,288,184.93	0.00	484,098.30	0.00	0.00	484,098.30	466,897,087.91
X-B	61766RBB1	0.572655%	110,808,000.00	110,808,000.00	0.00	52,879.00	0.00	0.00	52,879.00	110,808,000.00
X-D	61766RAA4	1.243894%	52,425,000.00	52,425,000.00	0.00	54,342.62	0.00	0.00	54,342.62	52,425,000.00
X-E	61766RAC0	1.393894%	25,021,000.00	25,021,000.00	0.00	29,063.85	0.00	0.00	29,063.85	25,021,000.00
X-F	61766RAE6	1.393894%	10,723,000.00	10,723,000.00	0.00	12,455.60	0.00	0.00	12,455.60	10,723,000.00
X-G	61766RAG1	1.393894%	42,894,169.00	36,700,470.82	0.00	42,630.47	0.00	0.00	42,630.47	36,700,470.82
Notional SubTotal			909,101,169.00	703,965,655.75	0.00	675,469.84	0.00	0.00	675,469.84	702,574,558.73

Deal Distribution Total					1,391,097.02	2,573,595.77	0.00	0.00	3,964,692.79

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61766RAU0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61766RAV8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	61766RAW6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	61766RAX4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	61766RAY2	839.37707110	6.62427152	1.98652571	0.00000000	0.00000000	0.00000000	0.00000000	8.61079724	832.75279957
A-5	61766RAZ9	1,000.00000000	0.00000000	2.58499998	0.00000000	0.00000000	0.00000000	0.00000000	2.58499998	1,000.00000000
A-S	61766RBC9	1,000.00000000	0.00000000	2.93916665	0.00000000	0.00000000	0.00000000	0.00000000	2.93916665	1,000.00000000
B	61766RBD7	1,000.00000000	0.00000000	3.23333326	0.00000000	0.00000000	0.00000000	0.00000000	3.23333326	1,000.00000000
C	61766RBE5	1,000.00000000	0.00000000	3.53657820	0.00000000	0.00000000	0.00000000	0.00000000	3.53657820	1,000.00000000
D	61766RAJ5	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E	61766RAL0	1,000.00000000	0.00000000	2.37500020	0.00000000	0.00000000	0.00000000	0.00000000	2.37500020	1,000.00000000
F	61766RAN6	1,000.00000000	0.00000000	2.37500047	0.00000000	0.00000000	0.00000000	0.00000000	2.37500047	1,000.00000000
G	61766RAQ9	855.60512479	0.00000000	0.35481979	1.67724242	63.82988886	0.00000000	0.00000000	0.35481979	855.60512479
R	61766RAS5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61766RBA3	701.83922325	0.00000000	0.72553437	0.00000000	0.00000000	0.00000000	0.00000000	0.72553437	699.75433945
X-B	61766RBB1	1,000.00000000	0.00000000	0.47721284	0.00000000	0.00000000	0.00000000	0.00000000	0.47721284	1,000.00000000
X-D	61766RAA4	1,000.00000000	0.00000000	1.03657835	0.00000000	0.00000000	0.00000000	0.00000000	1.03657835	1,000.00000000
X-E	61766RAC0	1,000.00000000	0.00000000	1.16157827	0.00000000	0.00000000	0.00000000	0.00000000	1.16157827	1,000.00000000
X-F	61766RAE6	1,000.00000000	0.00000000	1.16157792	0.00000000	0.00000000	0.00000000	0.00000000	1.16157792	1,000.00000000
X-G	61766RAG1	855.60512479	0.00000000	0.99385233	0.00000000	0.00000000	0.00000000	0.00000000	0.99385233	855.60512479

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	01/01/26 - 01/30/26	30	0.00	417,170.40	0.00	417,170.40	0.00	0.00	0.00	417,170.40	0.00
A-5	01/01/26 - 01/30/26	30	0.00	754,869.11	0.00	754,869.11	0.00	0.00	0.00	754,869.11	0.00
X-A	01/01/26 - 01/30/26	30	0.00	484,098.30	0.00	484,098.30	0.00	0.00	0.00	484,098.30	0.00
X-B	01/01/26 - 01/30/26	30	0.00	52,879.00	0.00	52,879.00	0.00	0.00	0.00	52,879.00	0.00
X-D	01/01/26 - 01/30/26	30	0.00	54,342.62	0.00	54,342.62	0.00	0.00	0.00	54,342.62	0.00
X-E	01/01/26 - 01/30/26	30	0.00	29,063.85	0.00	29,063.85	0.00	0.00	0.00	29,063.85	0.00
X-F	01/01/26 - 01/30/26	30	0.00	12,455.60	0.00	12,455.60	0.00	0.00	0.00	12,455.60	0.00
X-G	01/01/26 - 01/30/26	30	0.00	42,630.47	0.00	42,630.47	0.00	0.00	0.00	42,630.47	0.00
A-S	01/01/26 - 01/30/26	30	0.00	192,606.53	0.00	192,606.53	0.00	0.00	0.00	192,606.53	0.00
B	01/01/26 - 01/30/26	30	0.00	146,395.63	0.00	146,395.63	0.00	0.00	0.00	146,395.63	0.00
C	01/01/26 - 01/30/26	30	0.00	155,910.05	0.00	155,910.05	0.00	0.00	0.00	155,910.05	0.00
D	01/01/26 - 01/30/26	30	0.00	131,062.50	0.00	131,062.50	0.00	0.00	0.00	131,062.50	0.00
E	01/01/26 - 01/30/26	30	0.00	59,424.88	0.00	59,424.88	0.00	0.00	0.00	59,424.88	0.00
F	01/01/26 - 01/30/26	30	0.00	25,467.13	0.00	25,467.13	0.00	0.00	0.00	25,467.13	0.00
G	01/01/26 - 01/30/26	30	2,659,669.41	87,163.62	0.00	87,163.62	71,943.92	0.00	0.00	15,219.70	2,737,930.04
Totals			2,659,669.41	2,645,539.69	0.00	2,645,539.69	71,943.92	0.00	0.00	2,573,595.77	2,737,930.04

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	3,964,692.79
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,745,877.11	Master Servicing Fee	6,168.71
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	3,768.18
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	322.08
ARD Interest	0.00	Operating Advisor Fee	1,268.80
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	334.96
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,745,877.11	Total Fees	12,152.73

Principal		Expenses/Reimbursements
Scheduled Principal	1,391,097.02	Reimbursement for Interest on Advances	497.34
Unscheduled Principal Collections		ASER Amount	55,292.60
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	9,808.12
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	6,345.86
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,391,097.02	Total Expenses/Reimbursements	71,943.92

		Interest Reserve Deposit	88,184.66

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,573,595.77
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,391,097.02
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,964,692.79
Total Funds Collected	4,136,974.13	Total Funds Distributed	4,136,974.10

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	748,050,655.75	748,050,655.75	Beginning Certificate Balance	748,050,655.75
(-) Scheduled Principal Collections	1,391,097.02	1,391,097.02	(-) Principal Distributions	1,391,097.02
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	746,659,558.73	746,659,558.73	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	751,204,964.77	751,204,964.77	Ending Certificate Balance	746,659,558.73
Ending Actual Collateral Balance	749,924,088.21	749,924,088.21

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.24%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	11	181,124,549.53	24.26%	8	4.5029	NAP	Defeased	11	181,124,549.53	24.26%	8	4.5029	NAP
5,000,000 or less	10	32,496,641.23	4.35%	7	4.6758	2.775366	1.30 or less	4	65,522,825.59	8.78%	7	4.7675	0.728034
5,000,001 to 10,000,000	14	100,167,013.02	13.42%	7	4.5977	2.167004	1.31 to 1.40	3	74,069,315.65	9.92%	6	4.6076	1.320401
10,000,001 to 15,000,000	4	49,188,475.13	6.59%	7	4.4059	2.356729	1.41 to 1.50	2	89,360,177.93	11.97%	8	4.1005	1.468734
15,000,001 to 25,000,000	3	56,716,902.24	7.60%	7	4.0900	2.623490	1.51 to 1.60	4	94,240,991.01	12.62%	8	3.7469	1.526160
25,000,001 to 50,000,000	6	190,138,949.74	25.47%	7	4.1168	1.289958	1.61 to 1.70	6	80,988,008.12	10.85%	8	3.8221	1.643414
50,000,001 or greater	2	136,827,027.84	18.33%	8	3.8231	1.504313	1.71 to 1.80	0	0.00	0.00%	0	0.0000	0.000000
Totals	50	746,659,558.73	100.00%	7	4.2625	1.767456	1.81 to 2.50	9	70,163,010.03	9.40%	6	4.2099	2.028609
							2.51 to 3.00	4	26,121,950.59	3.50%	7	4.4103	2.755187
							3.01 or greater	7	65,068,730.28	8.71%	6	4.2069	3.920412
							Totals	50	746,659,558.73	100.00%	7	4.2625	1.767456
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	13	181,124,549.53	24.26%	8	4.5029	NAP	Washington	1	656,344.65	0.09%	6	3.8900	4.317000
Alabama	1	996,451.23	0.13%	6	3.8900	4.317000	Washington, DC	1	30,000,000.01	4.02%	6	3.6150	1.841900
Arizona	3	21,063,094.07	2.82%	7	4.4594	2.051916	Wisconsin	1	8,559,096.88	1.15%	7	4.2000	1.632500
California	20	60,619,014.61	8.12%	8	4.2542	2.585948	Totals	87	746,659,558.73	100.00%	7	4.2625	1.767456
Colorado	4	9,037,840.11	1.21%	8	4.3767	2.256129
									Property Type³
Connecticut	1	29,203,053.31	3.91%	5	4.9000	0.052200
Florida	4	31,752,408.84	4.25%	8	4.0339	1.687703		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Georgia	3	16,649,861.84	2.23%	3	4.8667	2.587848		Properties	Balance	Agg. Bal.			DSCR¹
Illinois	3	9,174,675.78	1.23%	5	4.4626	1.857537	Defeased	13	181,124,549.53	24.26%	8	4.5029	NAP
Indiana	2	4,573,003.32	0.61%	8	4.8970	2.316241	Industrial	1	3,612,954.52	0.48%	8	5.6500	5.289900
Louisiana	4	5,168,778.09	0.69%	8	4.9720	2.025700	Lodging	9	21,815,489.83	2.92%	7	4.8328	2.512500
Maryland	1	835,348.40	0.11%	6	3.8900	4.317000	Mobile Home Park	1	3,128,595.56	0.42%	1	4.8430	2.312000
Massachusetts	1	17,647,971.50	2.36%	4	4.1680	1.308200	Multi-Family	1	7,148,387.67	0.96%	3	5.5000	3.849400
Michigan	7	20,589,371.55	2.76%	8	4.4552	2.325300	Office	10	231,789,269.48	31.04%	7	4.0333	1.392249
Mississippi	2	2,512,378.20	0.34%	8	4.9720	2.025700	Retail	19	251,124,526.88	33.63%	7	4.2385	1.676175
Missouri	1	16,833,337.83	2.25%	8	4.3400	1.300400	Self Storage	33	46,915,785.31	6.28%	7	3.9961	3.642553
Nevada	3	30,910,657.32	4.14%	5	4.0932	3.006263	Totals	87	746,659,558.73	100.00%	7	4.2625	1.767456
New Jersey	2	63,993,554.92	8.57%	8	4.1586	1.506552
New Mexico	1	3,612,954.52	0.48%	8	5.6500	5.289900
New York	1	40,000,000.00	5.36%	8	3.3100	1.654900
Ohio	1	73,167,611.91	9.80%	8	3.5300	1.515200
Pennsylvania	1	6,082,920.67	0.81%	8	4.4160	1.551900
South Carolina	2	17,111,072.55	2.29%	4	4.4835	1.723374
Tennessee	1	3,212,837.65	0.43%	3	4.8000	2.377700
Texas	2	41,571,369.48	5.57%	8	4.9740	1.360127

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	11	181,124,549.53	24.26%	8	4.5029	NAP	Defeased	11	181,124,549.53	24.26%	8	4.5029	NAP
	4.5000% or less	20	401,657,737.09	53.79%	7	3.8955	1.913240	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5001% to 5.0000%	15	140,169,200.29	18.77%	7	4.8230	1.340905	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0001% to 5.5000%	3	20,095,117.30	2.69%	6	5.2709	2.365811	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.5001% or greater	1	3,612,954.52	0.48%	8	5.6500	5.289900	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	50	746,659,558.73	100.00%	7	4.2625	1.767456	49 months or greater	39	565,535,009.20	75.74%	7	4.1855	1.809038
								Totals	50	746,659,558.73	100.00%	7	4.2625	1.767456
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	11	181,124,549.53	24.26%	8	4.5029	NAP	Defeased	11	181,124,549.53	24.26%	8	4.5029	NAP
	60 months or less	39	565,535,009.20	75.74%	7	4.1855	1.809038	Interest Only	5	103,350,000.01	13.84%	7	3.6227	2.226992
61 months to 82 months		0	0.00	0.00%	0	0.0000	0.000000	289 months or less	34	462,185,009.19	61.90%	7	4.3114	1.715579
	83 months or greater	0	0.00	0.00%	0	0.0000	0.000000	290 months to 299 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	50	746,659,558.73	100.00%	7	4.2625	1.767456	300 months to 322 months	0	0.00	0.00%	0	0.0000	0.000000
								323 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	50	746,659,558.73	100.00%	7	4.2625	1.767456
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	11	181,124,549.53	24.26%	8	4.5029	NAP			No outstanding loans in this group
Underwriter's Information		1	30,919,634.27	4.14%	8	4.9870	1.330000
	12 months or less	36	523,321,264.12	70.09%	7	4.1165	1.810130
	13 months to 24 months	2	11,294,110.81	1.51%	8	5.1889	3.069908
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	50	746,659,558.73	100.00%	7	4.2625	1.767456
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	1648013	OF	Columbus	OH	Actual/360	3.530%	222,827.93	137,748.86	0.00	N/A	10/07/26	--	73,305,360.77	73,167,611.91	02/07/26
2	306761002	OF	Hanover	NJ	Actual/360	4.160%	228,425.99	107,143.58	0.00	N/A	10/01/26	--	63,766,559.51	63,659,415.93	02/01/26
3	1647745	LO	Sarasota	FL	Actual/360	4.980%	194,530.14	94,693.85	0.00	N/A	11/01/26	--	45,362,643.43	45,267,949.58	02/01/26
4	306761004	LO	Seattle	WA	Actual/360	4.380%	147,272.27	77,538.83	0.00	N/A	10/01/26	--	39,047,000.15	38,969,461.32	02/01/26
5	306761005	RT	Houston	TX	Actual/360	4.987%	38,004.15	15,598.59	0.00	N/A	10/06/26	--	8,849,779.82	8,834,181.23	02/06/26
5A	306761105				Actual/360	4.987%	133,014.53	54,595.06	0.00	N/A	10/06/26	--	30,974,229.33	30,919,634.27	02/06/26
6	300801504	RT	Various	Various	Actual/360	4.168%	123,462.11	83,577.19	0.00	N/A	06/01/26	--	34,399,077.34	34,315,500.15	02/01/26
7	453011408	RT	New York	NY	Actual/360	3.310%	114,011.11	0.00	0.00	N/A	10/01/26	--	40,000,000.00	40,000,000.00	02/01/26
8	300801484	OF	Stamford	CT	Actual/360	4.900%	123,639.19	99,190.58	0.00	N/A	07/01/26	--	29,302,243.89	29,203,053.31	07/01/23
9	300801494	OF	Washington	DC	Actual/360	3.615%	93,387.50	0.00	0.00	N/A	08/10/26	--	30,000,000.01	30,000,000.01	02/10/26
10	306571104	RT	Estero	FL	Actual/360	3.953%	87,671.02	54,741.88	0.00	N/A	10/01/26	--	25,755,503.88	25,700,762.00	02/01/26
11	306761011	OF	Lehi	UT	Actual/360	4.110%	84,957.89	57,756.81	0.00	N/A	09/01/26	--	24,005,055.04	23,947,298.23	02/01/26
13	306761013	SS	Various	Various	Actual/360	3.890%	76,867.24	40,906.63	0.00	N/A	08/01/26	--	22,947,346.98	22,906,440.35	02/01/26
14	407004636	OF	Breinigsville	PA	Actual/360	5.000%	86,130.40	42,706.79	0.00	N/A	07/06/26	05/06/26	20,004,479.49	19,961,772.70	02/06/26
15	301880109	RT	Joplin	MO	Actual/360	4.340%	63,131.73	59,349.22	0.00	N/A	10/06/26	--	16,892,687.05	16,833,337.83	02/06/26
16	300801506	OF	San Diego	CA	Actual/360	4.080%	68,419.98	38,110.61	0.00	N/A	09/01/26	03/01/26	19,474,376.47	19,436,265.86	02/01/26
17	695100705	RT	Perris	CA	Actual/360	4.112%	60,230.67	32,919.07	0.00	N/A	10/06/26	--	17,010,043.13	16,977,124.06	02/06/26
18	1647811	MF	Houston	TX	Actual/360	3.600%	44,626.83	37,209.33	0.00	N/A	09/01/26	--	14,395,752.82	14,358,543.49	02/01/26
20	306761020	RT	Las Vegas	NV	Actual/360	3.744%	48,360.00	0.00	0.00	N/A	07/01/26	--	15,000,000.00	15,000,000.00	02/01/26
22	695100701	OF	Livonia	MI	Actual/360	4.618%	45,006.68	25,116.19	0.00	N/A	10/06/26	--	11,317,847.75	11,292,731.56	02/06/26
23	306761023	RT	Sacramento	CA	Actual/360	5.127%	46,656.18	21,693.92	0.00	N/A	10/06/26	--	10,567,437.49	10,545,743.57	02/06/26
24	302691180	RT	North Las Vegas	NV	Actual/360	4.400%	46,792.78	0.00	0.00	N/A	08/06/26	--	12,350,000.00	12,350,000.00	02/06/26
25	1647328	RT	Carefree	AZ	Actual/360	4.715%	36,380.55	19,729.75	0.00	N/A	09/01/26	--	8,960,420.63	8,940,690.88	02/01/26
26	306761026	LO	Various	Various	Actual/360	4.972%	32,994.77	25,301.21	0.00	N/A	10/06/26	--	7,706,457.50	7,681,156.29	02/06/26
27	301880110	OF	Milwaukee	WI	Actual/360	4.200%	31,019.19	17,638.02	0.00	N/A	09/06/26	--	8,576,734.90	8,559,096.88	02/06/26
28	302691178	RT	Deer Park	IL	Actual/360	4.530%	32,081.55	16,223.04	0.00	N/A	07/06/26	--	8,224,281.86	8,208,058.82	02/06/26
29	302691173	LO	Orangeburg	SC	Actual/360	4.960%	29,212.75	23,190.82	0.00	N/A	06/06/26	--	6,839,613.32	6,816,422.50	02/06/26
30	302691171	MF	Doraville	GA	Actual/360	5.500%	33,923.47	14,338.60	0.00	N/A	05/06/26	--	7,162,726.27	7,148,387.67	02/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
32	306761032	SS	San Rafael	CA	Actual/360	4.220%	27,244.70	12,460.30	0.00	N/A	10/06/26	--	7,497,395.35	7,484,935.05	02/06/26
33	306761033	OF	Fort Collins	CO	Actual/360	4.538%	26,561.98	14,156.06	0.00	N/A	10/06/26	--	6,796,555.67	6,782,399.61	02/06/26
34	306761034	RT	Montrose	CO	Actual/360	4.450%	24,178.16	14,356.33	0.00	N/A	10/01/26	--	6,309,633.44	6,295,277.11	02/01/26
35	1546717	RT	Mesa	AZ	Actual/360	5.000%	26,780.72	12,944.08	0.00	N/A	11/01/26	05/01/26	6,220,037.43	6,207,093.35	02/01/26
36	1647542	RT	Perkasie	PA	Actual/360	4.416%	23,184.34	13,941.94	0.00	N/A	10/01/26	--	6,096,862.61	6,082,920.67	02/01/26
37	306761037	SS	Sun City	AZ	Actual/360	4.065%	23,276.89	11,367.37	0.00	N/A	10/01/26	--	6,649,747.80	6,638,380.43	02/01/26
38	302691179	RT	Queen Creek	AZ	Actual/360	4.520%	21,390.27	11,621.56	0.00	N/A	08/06/26	--	5,495,644.32	5,484,022.76	02/06/26
40	306761040	OF	Various	Various	Actual/360	4.690%	22,274.66	9,066.57	0.00	N/A	09/01/26	--	5,515,426.80	5,506,360.23	02/01/26
41	1647886	LO	Auburn Hills	MI	Actual/360	4.250%	18,036.59	11,479.80	0.00	N/A	11/01/26	--	4,928,404.78	4,916,924.98	02/01/26
42	306761042	SS	Hemet	CA	Actual/360	3.842%	19,852.92	0.00	0.00	N/A	10/06/26	--	6,000,000.00	6,000,000.00	02/06/26
44	306761044	IN	Albuquerque	NM	Actual/360	5.650%	17,631.69	11,029.88	0.00	N/A	10/06/26	--	3,623,984.40	3,612,954.52	08/06/23
46	306761046	OF	Ladera Ranch	CA	Actual/360	4.290%	13,398.74	8,399.20	0.00	N/A	11/01/26	--	3,626,999.24	3,618,600.04	02/01/26
47	1647363	RT	Las Vegas	NV	Actual/360	4.500%	13,829.37	8,211.44	0.00	N/A	07/01/26	--	3,568,868.76	3,560,657.32	02/01/26
48	306761048	SS	Bakersfield	CA	Actual/360	4.309%	14,444.51	6,363.53	0.00	N/A	10/06/26	--	3,892,393.01	3,886,029.48	02/06/26
49	300801444	MH	Rossville	GA	Actual/360	4.843%	13,083.80	8,733.85	0.00	N/A	03/01/26	--	3,137,329.41	3,128,595.56	02/01/26
51	306761051	RT	Tullahoma	TN	Actual/360	4.800%	13,309.40	7,178.78	0.00	N/A	05/01/26	--	3,220,016.43	3,212,837.65	02/01/26
53	300801505	IN	Doraville	GA	Actual/360	4.568%	11,154.55	5,112.32	0.00	N/A	09/01/26	--	2,835,742.81	2,830,630.49	02/01/26
54	306761054	LO	Michigan City	IN	Actual/360	5.220%	10,827.02	7,694.83	0.00	N/A	10/06/26	--	2,408,680.89	2,400,986.06	02/06/26
56	306761056	RT	Indianapolis	IN	Actual/360	4.540%	8,520.69	7,496.93	0.00	N/A	10/01/26	--	2,179,514.19	2,172,017.26	02/01/26
58	306761058	SS	Battle Creek	MI	Actual/360	4.880%	9,168.52	4,334.03	0.00	N/A	09/01/26	--	2,181,826.90	2,177,492.87	02/01/26
59	306761059	RT	Okemos	MI	Actual/360	4.718%	8,091.45	4,382.56	0.00	N/A	09/06/26	--	1,991,420.92	1,987,038.36	02/06/26
60	300801508	SS	Clarksville	TN	Actual/360	4.570%	6,597.54	3,747.23	0.00	N/A	10/01/26	--	1,676,511.76	1,672,764.53	02/01/26
Totals							2,745,877.11	1,391,097.02	0.00				748,050,655.75	746,659,558.73
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	13,072,881.04	9,584,963.82	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
2	5,894,466.00	3,022,298.19	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
4	0.00	0.00	--	--	--	0.00	88,301.05	0.00	0.00	0.00	0.00	Full Defeasance
5	7,422,385.36	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	10,790,129.52	7,076,954.88	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
7	6,198,749.24	4,867,474.82	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
8	1,457,418.00	199,606.00	01/01/25	06/30/25	06/11/25	13,117,621.83	1,171,699.38	167,226.31	5,787,275.11	0.00	0.00
9	24,406,138.00	25,660,368.63	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
10	16,151,033.43	12,620,129.11	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
13	22,645,981.00	17,672,188.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
15	2,026,754.45	1,552,505.31	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
17	1,997,845.62	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	78,029,697.00	56,617,184.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,594,886.16	1,114,154.82	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,121,553.34	802,786.42	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,455,430.01	1,145,592.28	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
25	949,887.77	696,346.41	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
26	4,772,205.29	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,083,495.26	794,281.22	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
28	724,299.30	713,319.86	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,937,410.03	1,675,823.30	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,660,408.30	1,696,006.71	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
32	915,920.17	1,033,629.39	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,005,057.60	607,397.52	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
36	687,246.34	373,842.29	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
37	861,794.37	724,328.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1,286,864.76	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	745,404.00	557,280.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
41	1,499,097.22	1,294,195.13	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
42	1,137,464.84	714,602.99	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	465,234.85	01/01/24	03/31/24	02/11/26	0.00	0.00	28,615.95	859,366.68	46,058.98	0.00
46	425,589.00	382,615.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
47	558,931.16	471,672.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
48	703,483.38	557,674.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
49	0.00	460,663.19	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
51	633,007.00	493,316.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
53	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
54	435,863.55	721,325.79	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
56	287,965.00	183,208.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
58	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
59	265,359.86	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
60	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	216,842,102.37	156,552,967.93				13,117,621.83	1,260,000.43	195,842.25	6,646,641.79	46,058.98	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
02/18/26	0	0.00	0	0.00	2	32,816,007.83	0	0.00	1	29,203,053.31	0	0.00	0	0.00	0	0.00	4.262510%	4.232656%	7
01/16/26	0	0.00	0	0.00	2	32,926,228.29	0	0.00	1	29,302,243.89	0	0.00	0	0.00	0	0.00	4.262760%	4.232890%	8
12/17/25	0	0.00	0	0.00	2	33,035,978.58	0	0.00	1	29,401,017.70	0	0.00	0	0.00	0	0.00	4.263008%	4.233122%	9
11/18/25	0	0.00	0	0.00	2	33,149,829.08	0	0.00	1	29,503,375.35	0	0.00	0	0.00	0	0.00	4.263271%	4.226678%	10
10/20/25	0	0.00	0	0.00	2	33,258,625.48	0	0.00	1	29,601,304.06	0	0.00	0	0.00	0	0.00	4.263515%	4.226904%	11
09/17/25	0	0.00	0	0.00	2	33,371,556.68	0	0.00	1	29,702,847.20	0	0.00	0	0.00	0	0.00	4.263773%	4.227143%	12
08/15/25	0	0.00	0	0.00	2	33,479,407.20	0	0.00	1	29,799,937.79	0	0.00	0	0.00	0	0.00	4.271875%	4.235585%	13
07/17/25	0	0.00	0	0.00	2	33,586,797.67	0	0.00	1	29,896,620.43	0	0.00	0	0.00	0	0.00	4.272108%	4.235800%	14
06/17/25	0	0.00	0	0.00	2	33,698,373.93	0	0.00	1	29,996,962.60	0	0.00	0	0.00	0	0.00	4.272356%	4.236030%	15
05/16/25	0	0.00	0	0.00	2	33,804,830.33	0	0.00	1	30,092,817.40	0	0.00	0	0.00	0	0.00	4.272584%	4.236242%	16
04/17/25	0	0.00	0	0.00	2	33,915,506.38	0	0.00	1	30,192,361.69	0	0.00	0	0.00	0	0.00	4.272828%	4.235811%	17
03/17/25	0	0.00	0	0.00	2	34,021,036.54	0	0.00	1	30,287,395.48	0	0.00	0	0.00	0	0.00	4.273052%	4.236019%	18
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 27

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
8	300801484	07/01/23	30	6	167,226.31	5,787,275.11	0.00	32,150,600.17	03/15/19	7			11/01/23
44	306761044	08/06/23	29	6	28,615.95	859,366.68	525,311.20	3,929,937.12	08/03/23	13
Totals					195,842.25	6,646,641.79	525,311.20	36,080,537.29
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		226,939,108	197,736,055	0		29,203,053
7 - 12 Months		519,720,451	516,107,496	3,612,955		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Feb-26	746,659,559	713,843,551	0	0	3,612,955	29,203,053
Jan-26	748,050,656	715,124,427	0	0	3,623,984	29,302,244
Dec-25	749,436,506	716,400,527	0	0	3,634,961	29,401,018
Nov-25	750,895,354	717,745,525	0	0	3,646,454	29,503,375
Oct-25	752,270,473	719,011,847	0	0	3,657,321	29,601,304
Sep-25	753,718,975	720,347,418	0	0	3,668,709	29,702,847
Aug-25	767,501,570	734,022,162	0	0	3,679,469	29,799,938
Jul-25	768,883,038	735,296,241	0	0	3,690,177	29,896,620
Jun-25	770,340,004	736,641,630	0	0	3,701,411	29,996,963
May-25	771,710,754	737,905,924	0	0	3,712,013	30,092,817
Apr-25	773,157,385	739,241,879	0	0	3,723,145	30,192,362
Mar-25	774,517,496	740,496,460	0	0	3,733,641	30,287,395
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
8	300801484	29,203,053.31	32,150,600.17	77,000,000.00	05/22/25	199,606.00	0.05220	06/30/25	07/01/26	184
44	306761044	3,612,954.52	3,929,937.12	5,750,000.00	12/10/25	454,859.85	5.28990	03/31/24	10/06/26	187
Totals		32,816,007.83	36,080,537.29	82,750,000.00		654,465.85

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
8	300801484	OF	CT	03/15/19	7

Property transferred to REO effective 11/1/2023.Special Servicer is currently marketing space at the property for lease and continues to pursue its leasing strategy, which includes renewing existing tenants, pursing new tenants, while addressing capital needs, final recovery projected in Q4 2026.

44	306761044	IN	NM	08/03/23	13

The Loan transferred to Special Servicing on August 3, 2023 due to the Borrower's failure to implement cash management. The Special Servicer has sent a Hello Letter and Pre-negotiation letter to the Borrower. A Notice of Default has been sent and the Spec ial Servicer has received approval to move forward with the initiation of foreclosure proceedings Borrower has reached out after Lender filed for receivership. Lender is moving forward with legal process but will duel track any potential offers from Bor rower. Borrower has still not signed the PNL or made any substantial offers. Receiver was appointed on 1/27/2025. Borrower and Lender are continuing forward with litigation to complete the foreclosure. Motion to

Dismiss certain counterclaims of Borrowe r was denied. Special Servicer will move forward with a Motion for Summary Judgment. Special Servicer is seeking approval for a possible settlement with Borrower.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
4	306761004	43,978,974.77	4.38000%	43,855,534.74	4.38000%	10	12/30/21	04/01/20	12/30/21
4	306761004	0.00	4.38000%	0.00	4.38000%	10	12/30/20	04/01/20	--
5	306761005	8,933,780.93	4.98700%	9,809,625.55	4.98700%	10	12/06/20	12/06/20	12/06/20
5	306761005	0.00	4.98700%	0.00	4.98700%	10	12/30/20	12/06/20	--
5	306761005	0.00	4.98700%	0.00	4.98700%	10	12/30/21	12/06/20	--
5A	306761105	34,418,233.27	4.98700%	34,333,689.43	4.98700%	10	12/06/20	12/06/20	12/06/20
5A	306761105	0.00	4.98700%	0.00	4.98700%	10	12/30/20	12/06/20	--
5A	306761105	0.00	4.98700%	0.00	4.98700%	10	12/30/21	12/06/20	--
35	1546717	0.00	5.00000%	0.00	5.00000%	10	03/12/21	05/01/20	04/12/21
44	306761044	0.00	5.65000%	0.00	5.65000%	10	11/29/18	10/31/18	--
44	306761044	0.00	5.65000%	0.00	5.65000%	10	12/31/20	10/31/18	--
44	306761044	0.00	5.65000%	0.00	5.65000%	10	12/31/21	10/31/18	--
Totals		87,330,988.97		87,998,849.72
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 23 of 27

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
31	306761031 11/18/20	7,186,238.85	8,500,000.00	10,393,410.81	731,351.26	10,393,410.81	9,662,059.55	0.00	0.00	0.00	0.00	0.00%
39	306761039 02/18/21	5,841,221.30	940,000.00	2,515,031.21	905,442.63	2,515,031.21	1,609,588.58	4,231,632.72	0.00	(22,653.48)	4,254,286.20	66.47%
45	300801462 04/16/21	4,111,854.94	4,500,000.00	2,197,251.36	298,636.34	2,197,251.36	1,898,615.02	2,213,239.92	0.00	273,827.53	1,939,412.39	42.16%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		17,139,315.09	13,940,000.00	15,105,693.38	1,935,430.23	15,105,693.38	13,170,263.15	6,444,872.64	0.00	251,174.05	6,193,698.59

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 24 of 27

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
31	306761031	11/18/20	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
39	306761039	12/17/24	0.00	0.00	4,254,286.20	0.00	0.00	(497.00)	0.00	0.00	4,254,286.20
		06/16/23	0.00	0.00	4,254,783.20	0.00	0.00	(25,487.09)	0.00	0.00
		05/17/22	0.00	0.00	4,280,270.29	0.00	0.00	29,648.00	0.00	0.00
		07/16/21	0.00	0.00	4,250,622.29	0.00	0.00	18,989.57	0.00	0.00
		02/18/21	0.00	0.00	4,231,632.72	0.00	0.00	4,231,632.72	0.00	0.00
45	300801462	04/17/23	0.00	0.00	1,939,412.39	0.00	0.00	(273,827.53)	0.00	0.00	1,939,412.39
		04/16/21	0.00	0.00	2,213,239.92	0.00	0.00	2,213,239.92	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	6,193,698.59	0.00	0.00	6,193,698.59	0.00	0.00	6,193,698.59

© 2021 Computershare. All rights reserved. Confidential.											Page 25 of 27

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
4	0.00	0.00	0.00	0.00	2,248.11	0.00	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	0.00	0.00	0.00	536.03	0.00	0.00	0.00	0.00	0.00	0.00	0.00
5A	0.00	0.00	0.00	0.00	1,876.10	0.00	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	6,308.12	0.00	0.00	55,292.60	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	29.68	0.00	0.00	0.00
13	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	24.48	0.00	0.00	0.00
14	0.00	0.00	0.00	0.00	1,288.37	0.00	0.00	0.00	400.33	0.00	0.00	0.00
17	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	1.54	0.00	0.00	0.00
20	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	10.06	0.00	0.00	0.00
34	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	8.01	0.00	0.00	0.00
35	0.00	0.00	0.00	0.00	397.25	0.00	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	6.52	0.00	0.00	0.00
44	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	9.13	0.00	0.00	0.00
51	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	4.26	0.00	0.00	0.00
56	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	3.33	0.00	0.00	0.00
Total	0.00	0.00	9,808.12	0.00	6,345.86	55,292.60	0.00	0.00	497.34	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		71,943.92

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 27

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27